Accounts Payable, Accrued Expenses And Other Liabilities	12 Months Ended
Dec. 31, 2014
Accounts Payable, Accrued Expenses And Other Liabilities [Abstract]
Accounts Payable, Accrued Expenses And Other Liabilities

13. Accounts payable, accrued expenses and other liabilities

Accounts payable, accrued expenses and other liabilities consist of the following at December 31:

	2014	2013
Accounts payable and accrued expenses	$349,632	$64,375
Deferred revenue	391,573	47,698
Accrued interest	318,967	44,916
Asset value guarantees	133,500	-
Derivative liabilities (Note 12)	2,208	7,233
	$1,195,880	$164,222